LOANS - Nonaccrual, Restructured and Impaired Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	$ 48,469,000	$ 41,392,000	$ 76,763,000
Restructured loans - accrual status	15,928,000	15,429,000	10,856,000
Total impaired loans	64,397,000	56,821,000	87,619,000
Interest income effect
Gross amount of interest that would have been recorded under original terms	3,581,000	4,698,000	5,515,000
Interest included in income
Nonaccrual loans	537,000	560,000	872,000
Restructured loans	456,000	444,000	338,000
Total interest included in income	993,000	1,004,000	1,210,000
Net impact on interest income	2,588,000	3,694,000	4,305,000
Loans and Leases Receivable-Nonaccrual, future commitment to lend	0	38,000	3,489,000
Restructured loans - nonaccrual status	12,300,000	13,800,000	14,100,000
Commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	6,627,000	8,474,000	20,391,000
Total impaired loans	10,009,000		23,019,000
Real estate-construction
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	223,000	223,000	2,102,000
Total impaired loans	223,000		2,102,000
Real estate-commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	27,969,000	18,635,000	37,963,000
Total impaired loans	35,724,000		42,782,000
Residential Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	7,241,000	8,606,000	7,869,000
Consumer Other Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	451,000	579,000	452,000
Home Equity Line of Credit [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	5,958,000	4,875,000	7,479,000
Other loans
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	0	0	507,000
Total impaired loans	0		507,000
Non Covered Loans
Financing Receivable, Modifications [Line Items]
Restructured loans - accrual status	15,900,000
Non Covered Loans | Commercial
Financing Receivable, Modifications [Line Items]
Total impaired loans		13,100,000
Non Covered Loans | Real estate-construction
Financing Receivable, Modifications [Line Items]
Total impaired loans		223,000
Non Covered Loans | Real estate-commercial
Financing Receivable, Modifications [Line Items]
Total impaired loans		25,342,000
Non Covered Loans | Other loans
Financing Receivable, Modifications [Line Items]
Total impaired loans		$ 0